Derivative Financial Instruments and Hedge Accounting - Summary of Fair Value of Non Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Hedge of Net Investments in Foreign Operations
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Debentures in foreign currencies	₩ 2,180,537	₩ 1,509,978